Leases (Notes)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases	Leases

Adoption Method and Impact

On January 1, 2019 the Company adopted ASC 842, Leases. The Company applied ASC 842 to all leases in effect at January 1, 2019 and adopted the accounting standard using the alternative transition method, which does not require the restatement of prior years. Comparative information has not been adjusted and continues to be reported under the previous accounting guidance. The Company has elected the package of practical expedients, which allows entities to not reassess (1) whether contracts are or contain leases, (2) lease classification and (3) initial direct costs. The Company has also elected the practical expedient to not separate lease components from non-lease components for all asset classes, and did not elect the hindsight practical expedient to determine the lease term. The Company has made an accounting policy election to apply the short-term exception, which does not require the capitalization of leases with terms of 12 months or less. On January 1, 2019, the Company recognized $51.7 million of ROU assets and $55.6 million of lease liabilities ($12.5 million short-term and $43.1 million long-term) on the consolidated balance sheet for operating leases, with the difference due to deferred rent balances as of December 31, 2018 that reduced the ROU asset balance on January 1, 2019. The adoption did not have a material impact on the Company’s results of operations or cash flows, and had no impact to the net deferred tax position on the consolidated balance sheet due to the Company’s income tax valuation allowances for federal and state purposes (see Note 17).

The Company has entered into finance lease contracts with lenders for progress payments on machinery and equipment that is being constructed at the request and specification of the Company. As of December 31, 2019, the lenders had made $5.3 million of progress payments on behalf of the Company, and $8.2 million of progress payments are scheduled to be paid. Upon payment of the final progress payments by the lenders, finance leases will commence, and $13.5 million, discounted using the applicable discount rates at lease inceptions, of ROU assets and lease liabilities will be recognized by the Company.

The following represents the components of lease cost and other information for both operating and financing leases for the fiscal year ending December 31, 2019:

($ in millions)	Fiscal year ended
December 31, 2019
Lease Cost
Finance Lease Cost:
Amortization of right of use asset	$1.7
Interest on lease liabilities	0.5
Operating lease cost	20.5
Short-term lease cost	3.1
Variable lease cost	0.8
Sublease income	—
Total lease cost	$26.6

Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$0.5
Operating cash flows from operating leases	$20.8
Financing cash flows from finance leases	$2.4
Right of use assets obtained in exchange for new finance lease liabilities	$14.1
Right of use assets obtained in exchange for new operating lease liabilities (a)	$35.9
Weighted average remaining lease term - finance leases	4 years
Weighted average remaining lease term - operating leases	6 years
Weighted average discount rate - finance leases	5.3%
Weighted average discount rate - operating leases	7.0%

(a) Several of the Company’s real property lease contracts include options to extend the lease term. During the fourth quarter of 2019, the Company reassessed the likelihood of renewal and has included $10.2 million for the renewal options for several of these operating leases in the ROU asset and lease liability because the likelihood of renewal was determined to be reasonably certain.

Rental expense under operating leases was $24.4 million in 2018 and $21.1 million in 2017.

The following table reconciles future minimum undiscounted rental commitments for operating leases to the operating lease liabilities recorded on the consolidated balance sheet as of December 31, 2019 (in millions):

December 31, 2019
2020	$20.0
2021	18.2
2022	15.3
2023	11.7
2024	8.0
2025 and thereafter	24.6
Total undiscounted lease payments	$97.8
Present value adjustment	(20.1)
Operating lease liabilities	$77.7

The following table reconciles future minimum undiscounted rental commitments for finance leases to the finance lease liabilities recorded on the consolidated balance sheet as of December 31, 2019 (in millions):

December 31, 2019
2020	$4.5
2021	4.2
2022	3.9
2023	2.7
2024	0.7
2025 and thereafter	—
Total undiscounted lease payments	$16.0
Present value adjustment	(1.5)
Finance lease liabilities	$14.5

Leases	Leases

Adoption Method and Impact

On January 1, 2019 the Company adopted ASC 842, Leases. The Company applied ASC 842 to all leases in effect at January 1, 2019 and adopted the accounting standard using the alternative transition method, which does not require the restatement of prior years. Comparative information has not been adjusted and continues to be reported under the previous accounting guidance. The Company has elected the package of practical expedients, which allows entities to not reassess (1) whether contracts are or contain leases, (2) lease classification and (3) initial direct costs. The Company has also elected the practical expedient to not separate lease components from non-lease components for all asset classes, and did not elect the hindsight practical expedient to determine the lease term. The Company has made an accounting policy election to apply the short-term exception, which does not require the capitalization of leases with terms of 12 months or less. On January 1, 2019, the Company recognized $51.7 million of ROU assets and $55.6 million of lease liabilities ($12.5 million short-term and $43.1 million long-term) on the consolidated balance sheet for operating leases, with the difference due to deferred rent balances as of December 31, 2018 that reduced the ROU asset balance on January 1, 2019. The adoption did not have a material impact on the Company’s results of operations or cash flows, and had no impact to the net deferred tax position on the consolidated balance sheet due to the Company’s income tax valuation allowances for federal and state purposes (see Note 17).

The Company has entered into finance lease contracts with lenders for progress payments on machinery and equipment that is being constructed at the request and specification of the Company. As of December 31, 2019, the lenders had made $5.3 million of progress payments on behalf of the Company, and $8.2 million of progress payments are scheduled to be paid. Upon payment of the final progress payments by the lenders, finance leases will commence, and $13.5 million, discounted using the applicable discount rates at lease inceptions, of ROU assets and lease liabilities will be recognized by the Company.

The following represents the components of lease cost and other information for both operating and financing leases for the fiscal year ending December 31, 2019:

($ in millions)	Fiscal year ended
December 31, 2019
Lease Cost
Finance Lease Cost:
Amortization of right of use asset	$1.7
Interest on lease liabilities	0.5
Operating lease cost	20.5
Short-term lease cost	3.1
Variable lease cost	0.8
Sublease income	—
Total lease cost	$26.6

Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$0.5
Operating cash flows from operating leases	$20.8
Financing cash flows from finance leases	$2.4
Right of use assets obtained in exchange for new finance lease liabilities	$14.1
Right of use assets obtained in exchange for new operating lease liabilities (a)	$35.9
Weighted average remaining lease term - finance leases	4 years
Weighted average remaining lease term - operating leases	6 years
Weighted average discount rate - finance leases	5.3%
Weighted average discount rate - operating leases	7.0%

(a) Several of the Company’s real property lease contracts include options to extend the lease term. During the fourth quarter of 2019, the Company reassessed the likelihood of renewal and has included $10.2 million for the renewal options for several of these operating leases in the ROU asset and lease liability because the likelihood of renewal was determined to be reasonably certain.

Rental expense under operating leases was $24.4 million in 2018 and $21.1 million in 2017.

The following table reconciles future minimum undiscounted rental commitments for operating leases to the operating lease liabilities recorded on the consolidated balance sheet as of December 31, 2019 (in millions):

December 31, 2019
2020	$20.0
2021	18.2
2022	15.3
2023	11.7
2024	8.0
2025 and thereafter	24.6
Total undiscounted lease payments	$97.8
Present value adjustment	(20.1)
Operating lease liabilities	$77.7

The following table reconciles future minimum undiscounted rental commitments for finance leases to the finance lease liabilities recorded on the consolidated balance sheet as of December 31, 2019 (in millions):

December 31, 2019
2020	$4.5
2021	4.2
2022	3.9
2023	2.7
2024	0.7
2025 and thereafter	—
Total undiscounted lease payments	$16.0
Present value adjustment	(1.5)
Finance lease liabilities	$14.5